EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year	$ 0
Pension Contributions	0	0	60,000,000
Pension (income) expense	481,000	1,349,000	(2,011,000)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	63,910,000	52,312,000
Service cost	3,483,000	3,177,000	2,590,000
Interest cost	2,550,000	2,723,000	2,711,000
Actuarial loss	3,822,000	9,180,000
Benefits paid, excluding settlement	(6,087,000)	(3,482,000)
Benefit obligation at end of year	67,678,000	63,910,000	52,312,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	114,972,000	122,677,000
Actual return on plan assets	14,831,000	(4,223,000)
Employer contribution	0	0
Benefits paid, excluding settlement	(6,087,000)	(3,482,000)
Fair value of plan assets at end of year	123,698,000	114,794,000
Fair value of plan assets at end of year	123,716,000	114,972,000	122,677,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets	56,038,000	51,062,000
Liabilities	0	0
Net amount recognized	56,038,000	51,062,000
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	54,471,000	59,390,000
Net prior service cost	(4,119,000)	(4,542,000)
Deferred tax assets	(19,014,000)	(20,712,000)
Net amount recognized	31,338,000	34,136,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(2,798,000)	12,854,000	(479,000)
Accumulated benefit obligation	64,273,000	60,485,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	3,483,000	3,177,000	2,590,000
Interest cost	2,550,000	2,723,000	2,711,000
Expected return on plan assets	(9,055,000)	(9,020,000)	(4,932,000)
Amortization of prior service cost	(423,000)	(423,000)	(423,000)
Defined Benefit Plan, Amortization of Gains (Losses)	2,964,000	2,194,000	2,065,000
Net periodic benefit (income) cost	(481,000)	(1,349,000)	2,011,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(1,954,000)	22,423,000	1,688,000
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	423,000	423,000	423,000
Total recognized in accumulated other comprehensive income	(4,495,000)	20,652,000	46,000
Total recognized in net periodic benefit cost and accumulated other comprehensive income	(4,976,000)	19,303,000	2,057,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(2,964,000)	(2,194,000)	(2,065,000)
Amortization of loss	3,248,000	3,039,000	2,191,000
Amortization of prior service credit	(423,000)	(423,000)	(423,000)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.73%	4.22%
Rate of compensation increase	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.22%	5.36%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%
Fair value measurments	123,716,000	114,972,000	122,677,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2013	4,176,000
2014	5,073,000
2015	4,945,000
2016	9,989,000
2017	4,831,000
Thereafter	31,779,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	2,600,000	2,700,000	2,600,000
Maximum annual contribution per employee, percent	4.00%
Employer matching contribution, percent on first 3% of Earnings	100.00%
Defined Contribution Plan Employee Contribution Percent on which employer matches half of next 2 percent of earnings	50.00%
Cash Surrender Value of Life Insurance	84,500,000	85,900,000
Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	111,249,000	101,781,000
Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	12,449,000	13,013,000
Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Equity Securities [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Money Market Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,338,000	1,551,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,338,000	1,551,000
Money Market Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,338,000	1,551,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,338,000	1,551,000
Money Market Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Money Market Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,923,000	3,745,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,923,000	3,745,000
U.S. Treasuries | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,923,000	3,745,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,923,000	3,745,000
U.S. Treasuries | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Securities of U.S. government agencies and corporations
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,543,000	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,543,000	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,543,000	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,543,000	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6,983,000	7,249,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,983,000	7,249,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6,983,000	7,249,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,983,000	7,249,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	20,899,000	19,368,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	20,899,000	19,368,000
Common Stock | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	20,899,000	19,368,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	20,899,000	19,368,000
Common Stock | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	22,168,000	63,106,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	22,168,000	63,106,000
Equity Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	22,168,000	63,106,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	22,168,000	63,106,000
Equity Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	66,844,000	17,756,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	66,844,000	17,756,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	66,844,000	17,756,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	66,844,000	17,756,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0
Fixed Income Funds [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%